Available-For-Sale And Held-To-Maturity Securities (Narrative) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investments Debt And Equity Securities [Abstract]
Proceeds from sale of available-for-sale securities		$ 87,300	$ 0	$ 641,600
Net realized gains resulting from sale of available-for-sale securities		400		3,200
Unrealized gains (losses) recorded in accumulated other comprehensive loss	[1],[2]	4,730	5,803	1,389
Financial instruments pledged as collateral		2,200,000	2,000,000
Trading securities pledged		$ 2,000,000	1,700,000
Number of available for sale securities whose amortized costs exceeded their fair values | security		186
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		$ 20,789
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		12,257
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		$ 1,284,490
Percentage of available-for-sale portfolio		34.00%
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security		42
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss		$ 18,107
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss		17,298
Credit-related OTTI		0	$ 0	$ 0
Gross unrealized losses related to investment portfolio		$ 38,900

[1]	Net of taxes of $3.3 million, $0.3 million, and $0.7 million for the years ended December 31, 2017, 2016, and 2015, respectively.
[2]	There were no reclassifications to earnings of realized gains for the years ended December 31, 2017 and 2016. Amounts are net of reclassifications to earnings of realized gains of $2.1 million for the year ended December 31, 2015.